Restricted Cash	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
RESTRICTED CASH

Note 3 – RESTRICTED CASH

Restricted cash, current

Restricted cash, current represents the bank deposits used to pledge the bank acceptance notes and letters of credit issued by the Company.

The cash is restricted for use over the terms of the bank acceptance notes and was used directly to settle the liabilities when the bank acceptance notes or letters of credit became due.

As of December 31, 2018 and 2017, the Company had notes payable of $2,462,044 and $1,377,106, respectively.

The notes payable issued during the year ended December 31, 2018 were secured by the land use right and real property of Qingdao Saike Environmental Technology Co., Ltd., a related party, real property of Rongfeng Cui, Principal shareholder, Chairman of the Board and CEO of the Company, and Yanjuan Wang, CEO’s wife, restricted cash of RMB300,000 (approximately $43,600) from Qingdao Gaochuang Technology Finance Guarantee Co., Ltd. (“Gaochuang”), a third party guarantee company, and guaranteed by Rongfeng Cui and Qingdao Gaochuang Technology Finance Guarantee Co., Ltd.

The notes payable issued during the year ended December 31, 2017 were secured by the land use right and real property of Qingdao Saike Environmental Technology Co., Ltd., a related party, and real property of Rongfeng Cui, Principal shareholder, Chairman of the Board and CEO of the Company, and Yanjuan Wang, CEO’s wife, and guaranteed by Rongfeng Cui.

As of December 31, 2018 and 2017, the Company had non-cancellable letters of credit outstanding in the amount of $63,000, and $97,200, respectively.

Restricted cash, non-current

In connection with its initial public offering, the Company agreed to deposit $500,000 in a non-interest bearing escrow account to satisfy the potential indemnification obligations for two years following September 25, 2017, which is presented as restricted cash, non-current as of December 31, 2017. As of December 31, 2018, the balance was reclassified to restricted cash, current.